Loss Per Share Attributable to Ordinary Shareholders	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Loss Per Share Attributable to Ordinary Shareholders

NOTE 7:- LOSS PER SHARE ATTRIBUTABLE TO ORDINARY SHAREHOLDERS

The following table sets forth the computation of basic and diluted net loss per share attributable to ordinary shareholders for the periods presented:

	Three Month Ended March 31,
	2021	2020
Numerator:
Loss	$1,587	$1,708

Denominator:
Weighted-average shares used in computing loss per share attributable to ordinary shareholders, basic and diluted	1,000,000	1,000,000

Loss per share attributable to ordinary shareholders, basic and diluted	$1.59	$1.71

The potential Ordinary shares that were excluded from the computation of diluted loss per share attributable to ordinary shareholders for the periods presented because including them would have been anti-dilutive are as follows:

	March 31,
	2021	2020
	Number of Ordinary shares

Preferred shares (excluding Preferred A-1 shares)	732,273	732,273
Outstanding share options	131,892	45,500
Warrant to purchase Preferred shares	13,018	13,018
Shareholders’ convertible loans	-	170,941

	877,183	961,732

NOTE 16: LOSS PER SHARE ATTRIBUTABLE TO ORDINARY SHAREHOLDERS

The following table sets forth the computation of basic and diluted net loss per share attributable to ordinary shareholders for the periods presented:

	Year Ended December 31,
	2020	2019

Numerator:
Loss	$5,067	$5,046

Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	1,000,000	100,000

Loss per share attributable to ordinary shareholders, basic and diluted	$5.07	$50.46

The potential ordinary shares that were excluded from the computation of diluted loss per share attributable to ordinary shareholders for the periods presented because including them would have been anti-dilutive are as follows:

	December 31,
	2020	2019
	Number of Ordinary shares

Preferred shares (excluding Preferred A-1 shares)	732,273	500,000
Outstanding share options	45,500	46,750
Warrant to purchase preferred shares	13,018	15,000
Shareholders’ convertible loans	-	170,941

	790,791	732,691